13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
u3#edsoy

9/30/2012

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	November 14, 2012

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		10

Form 13F Information Table Value Total:	$36,835 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
APPROACH RESOURCES INC        COM         03834A-10-3  2,086       69,217               SOLE                SOLE
CARTER'S INC                  COM         146229-10-9  7,166       133,101              SOLE                SOLE
CHINA KANGHUI HOLDINGS INC    COM         16890V-10-0  4,483       147,709              SOLE                SOLE
DOUGLAS EMMETT INC            COM         25960P-10-9  208         9,000                SOLE                SOLE
I SHARES MSCI EAFE INDEX FD   IDX         464287-46-5  2,703       51,000               SOLE                SOLE
INSULET CORP                  COM         45784P-10-1  1,717       79,564               SOLE                SOLE
MARSH & MCLENNAN COS INC      COM         571748-10-2  207         6,100                SOLE                SOLE
QIHOO 360 TECHNOLOGY CO LTD   COM         74734M-10-9  1,589       72,071               SOLE                SOLE
SPDR TRUST SERIES 1           SHARES      78462F-10-3  4,319       30,000               SOLE                SOLE
VANGUARD MSCI EMERGING        SHARES      922042-85-8  12,358      296,000              SOLE                SOLE






TOTAL                                                  36,835      893,762